Organization and Principal Activities (Tables)	6 Months Ended
Mar. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Group Reorganization and Details of the Subsidiary Companies	Upon the Group Reorganization and as at the date of this report, details of the subsidiary companies are as follows:

Name	Background		Ownership
Nifty Holdings	●	A BVI company	100% directly owned by Majestic
	●	Incorporated on November 23, 2021
	●	A holding company
Multi Ridge	●	A Hong Kong company	100% directly owned by Nifty Holdings
	●	Incorporated on October 11, 2013
	●	A holding company
New Brand	●	A PRC limited liability company and a WFOE	100% directly owned by the Multi Ridge
	●	Incorporated on February 14, 2014
	●	Registered capital of $1,230,769 (RMB 8,000,000)
	●	Engaged in trading of yarns and finished garments